Contingencies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contingencies
29.	Contingencies
The company has contingencies related to

legal proceedings and tax matters arising in the normal course of its business. Due to their nature, such legal proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions, and as a consequence AB InBev’s management cannot at this stage estimate the likely timing of resolution of these matters.
The most significant contingencies are discussed below. Amounts have been converted to US dollar at the closing rate of the respective period.
AMBEV TAX MATTERS
As of 31 December 2023 and 31 December 2022, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2023	31 December 2022
.
Income tax and social contribution	13 141	11 586
Value-added and excise taxes	5 528	4 965
Other taxes	953	854
	19 622	17 405
The most significant tax proceedings of Ambev are discussed below.
Ambev and its subsidiaries have insurance guarantees and letters of guarantee for certain legal proceedings, which are presented as guarantees in civil, labor and tax proceedings.
On 20 September 2023, Law 14,689 was enacted in Brazil (“Law 14,689/2023”), which provides for the cancellation of fines imposed in tax administrative proceedings decided in favor of the Brazilian Federal Tax Authorities by a tie-breaking vote at the federal administrative level, including any such proceedings that were subsequently escalated to the judicial level and, as of the date of publication of Law 14,689/2023, were pending decision at the second level judicial courts. Following the enactment of Law 14,689/2023, Ambev reassessed the likelihood of success in cases where fines were imposed in proceedings decided by a tie-breaking vote. This resulted in the reclassification of the risk of loss from possible to remote in the approximate amount of

6.9
billion Brazilian real (
1.4
billion US dollar) in some of the cases discussed below, such as the deductibility of goodwill amortization expenses, Foreign Earnings, Tax Loss Offset, and the Manaus Free Trade Zone - IPI.
INCOME TAX AND SOCIAL CONTRIBUTION
Foreign Earnings
Since 2005, Ambev and certain of its subsidiaries have been receiving assessments from the Brazilian Federal Tax Authorities relating to the profits of its foreign subsidiaries. The cases are being challenged at both the administrative and judicial levels in Brazil.
The administrative proceedings have resulted in partially favorable decisions, most of which are still subject to review by the Administrative Court. In October 2022, the Lower Administrative Court rendered a favorable decision to Ambev in one case. In March 2023, the Lower Administrative Court rendered two favorable decisions and one partially favorable decision to Ambev in three cases related to the taxation of profits of foreign subsidiaries. Ambev is awaiting formal notification of these decisions to analyze the contents and any applicable legal motions or appeals before the judicial level. In the judicial proceedings, Ambev has received favorable injunctions that suspend the enforceability of the tax credit, as well as favorable first-level decisions, which remain subject to review by the second-level judicial court.
In December 2023, Ambev received a new tax assessment relating to the taxation of profits of foreign subsidiaries. Ambev filed a defense in January 2024 and the case awaits decision by the first-level administrative court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023 as per IFRIC 23 is approximately 6.1 billion Brazilian real (1.3 billion US dollar).

Ambev has not recorded any provision in connection therewith.
Goodwill InBev Holding
In December 2011, Ambev received a tax assessment related to the goodwill amortization in calendar years 2005 to 2010 resulting from the InBev Holding Brasil S.A. merger with Ambev. At the administrative level, Ambev received partially favorable decisions at both the Lower and Upper Administrative Court. Ambev filed judicial proceedings to discuss the unfavorable portion of the decisions of the Lower and the Upper Administrative Court and requested injunctions to suspend the enforceability of the remaining tax credit, which were granted.
In June 2016, Ambev received a new tax assessment charging the remaining value of the goodwill amortization in calendar years 2011 to 2013 and filed a defense. Ambev received partially favorable decisions at the first-level administrative court and Lower Administrative Court. Ambev and the tax authorities both filed Special Appeals which were partially admitted by the Upper Administrative Court. For the unfavorable portion of the decision which became final at the administrative level, Ambev filed a judicial proceeding requesting an injunction to suspend the enforceability of the remaining tax credit, which was granted.
In April 2023, Ambev received a partially favorable decision at the Upper Administrative Court for the portion of the tax assessment which was subject to the Special Appeals filed by Ambev and the tax authorities. In June 2023, Ambev filed a judicial proceeding to appeal the unfavorable portion of the decision, which awaits judgment at the first-level judicial court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 6.5 billion Brazilian real (1.3 billion US dollar). Ambev has not recorded any provisions for this matter based on
the
probability
of loss. In the event Ambev is required to pay these amounts, AB InBev will reimburse the amount proportional to the benefit received by AB InBev pursuant to the merger protocol as well as the related costs.
Goodwill Beverage Associate Holding (BAH)
In October 2013, Ambev received a tax assessment related to the goodwill amortization in calendar years 2007 to 2012 resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. The decision from the first level administrative court was unfavorable to Ambev. Ambev filed an appeal to the Lower Administrative Court against the decision, which was partially granted. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. In July 2022, the Upper Administrative Court rendered a partially favorable decision to Ambev. The decision did not recognize the Special Appeal filed by the tax authorities, thereby preserving the portion of the decision rendered by the Lower Administrative Court that was favorable to Ambev with respect to the qualified penalties applied and the statute of limitations for one of the calendar years under discussion; this portion of the decision is final. In January 2023, Ambev filed a judicial proceeding to appeal the unfavorable portion of the decision and received a favorable decision at the first-level judicial court. The tax authorities appealed this decision and the matter awaits judgment at the second level judicial court.
In April and August 2018, Ambev received new tax assessments charging the remaining value of the goodwill amortization in calendar years 2013 to 2014 and filed defenses. In April 2019, the first-level administrative court rendered unfavorable decisions to Ambev. As a result thereof, Ambev appealed to the Lower Administrative Court. In November and December 2019, Ambev received partially favorable decisions at the Lower Administrative Court. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. In April 2023, the Upper Administrative Court rendered partially favorable decisions to Ambev, related to the qualified penalties, in the Special Appeals. In June 2023, Ambev filed a judicial proceeding to appeal the unfavorable portion of the decisions and received favorable decisions at the first-level judicial court. The tax authorities appealed these decisions and the matter awaits judgment at the second level judicial court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 1.4 billion Brazilian real (0.3 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
Goodwill CND Holdings
In November 2017, Ambev received a tax assessment related to the goodwill amortization in calendar years 2012 to 2016 resulting from the merger of CND Holdings into Ambev. The decision from the first-level administrative court was unfavorable to Ambev. Ambev filed an appeal to the Lower Administrative Court. In February 2020, the Lower Administrative Court rendered a partially favorable decision to Ambev. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court. The Special Appeal filed by Ambev was partially admitted and is awaiting judgment.
In October 2022, Ambev received a new tax assessment charging the remaining value of the goodwill amortization in calendar year 2017. Ambev filed a defense and in October 2023 received an unfavorable decision from the first-level administrative court. Ambev has filed an appeal to the Lower Administrative Court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 1.4 billion Brazilian real (0.3 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
Goodwill MAG

In December 2022, CRBS S.A (a subsidiary of Ambev) received a tax assessment related to the goodwill amortization in calendar years 2017 to 2020, resulting from the merger of RTD Barbados into CRBS. Ambev filed a defense in January 2023. In November 2023, Ambev received a partially favorable decision from the first-level administrative court which reduced the qualified penalty applied to
100
% (instead of
150
% as initially charged). This decision is not final and is subject to review by the Lower Administrative Court. Ambev has filed an appeal to the Lower Administrative Court against the unfavorable portion of the decision.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 0.3 billion Brazilian real (0.1 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
Ambev has continued to take the same deductions for the calendar years following the assessed periods (2021 to February 2022). Therefore, if Ambev receives similar tax assessments for this period, Ambev management believes the outcome would be consistent with the already assessed periods.
Disallowance of financial expenses
In 2015, 2016 and 2020, Ambev received tax assessments related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated with financial investments and loans. Ambev presented defenses and, in November 2019, received a favorable decision at the first level administrative court regarding the 2016 case, which was confirmed by the Upper Administrative Court in April 2023.
In June 2021, Ambev received a partially favorable decision for the 2020 case at the first level administrative court and filed an appeal to the Lower Administrative Court. In March 2023, Ambev received a favorable decision from the Lower Administrative Court, which fully canceled the tax assessment related to 2020, and this decision became final in May 2023. In June 2022, Ambev received a partially favorable decision at the first level administrative court regarding the 2015 case and filed an appeal to the Lower Administrative Court. The favorable portion of the decision is also subject to mandatory review by the Lower Administrative Court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 0.3 billion Brazilian real (0.1 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
Disallowance of tax paid abroad
Since 2014, Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities, for calendar years as of 2007, related to the disallowance of deductions associated with alleged unproven taxes paid abroad by its subsidiaries and has been filing defenses. The cases are being challenged at both the administrative and judicial levels. In November 2019, the Lower Administrative Court rendered a favorable decision to Ambev in one of the cases (related to the 2010 tax period), which became definitive.
In January 2020, the Lower Administrative Court rendered unfavorable decisions regarding four of these assessments related to the periods of 2015 and 2016, for which Ambev filed Special Appeals to the Upper Administrative Court. Ambev received unfavorable decisions at the Upper Administrative Court in respect of the Special Appeals in April 2023 and filed an appeal to the first-level judicial court in November 2023.
In connection with the tax assessments related to the periods of 2015 and 2016, additional tax assessments were filed to charge isolated fines due to the lack of monthly prepayments of income tax as a result of allegedly undue deductions of taxes paid abroad. In 2021, Ambev received unfavorable decisions from the first-level administrative court in two of these assessments with respect to the 2015 and 2016 isolated fine cases, and filed appeals in connection therewith, which are pending judgment by the Lower Administrative Court. In 2022, Ambev received an unfavorable decision from the first-level administrative court in the second assessment related to the 2016 isolated fine case and filed an appeal in connection therewith which awaits judgment by the Lower Administrative Court. In October 2022, Ambev received a new tax assessment charging such isolated fine related to calendar year 2017. Ambev has filed a defense in this case, which awaits judgment by the first-level administrative court.
The other cases are still awaiting final decisions at both administrative and judicial courts.
In November 2023, Ambev received a new tax assessment charging such isolated fine related to calendar year 2018. Ambev has filed a defense in this case, which awaits judgment by the first-level administrative court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 14.3 billion Brazilian real (2.9 billion US dollar).

Ambev has not recorded any provision in connection therewith.

The company has continued to take the same deductions for the calendar years following the assessed periods (2018 to 2023). Therefore, if Ambev receives similar tax assessments for this period, Ambev management believes the outcome would be the same as those tax years already assessed.
Presumed Profit
In April 2016, Arosuco (a subsidiary of Ambev) received a tax assessment regarding the use of the “presumed profit” method for the calculation of income tax and the social contribution on net profits instead of the “real profit” method. In September 2017, Arosuco received an unfavorable first-level administrative decision and filed an appeal. In January 2019, the Lower Administrative Court rendered a favorable decision to Arosuco, which became definitive.
In March 2019, Arosuco received a new tax assessment regarding the same subject and filed a defense. In October 2019, Arosuco received an unfavorable first-level administrative decision and filed an appeal with the Administrative Council for Tax Appeals (“CARF”).
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 0.6 billion Brazilian real (0.1 billion US dollar). Arosuco has not recorded any provisions for this matter based on the probability of loss.
In February 2024, Arosuco received a unanimous favorable decision from CARF. Arosuco awaits formal notification of this decision to assess any potential impacts on the probability of loss and take any additional necessary actions.
Deductibility of IOC expenses
In 2013, as approved in a Shareholders Meeting, Ambev implemented a corporate restructuring with the purpose of simplifying its corporate structure and converting into a single class of shares company, among other reasons. One of the steps of such restructuring involved a contribution of shares followed by the merger of shares of its controlled entity, Companhia de Bebidas das Américas, into Ambev. As one of the results of this restructuring, the counterpart register of the positive difference between the value of shares issued for the merger and the net equity value of its controlled entity’s share was accounted, as per IFRS 10/CPC 36 and ICPC09, in an equity account of Ambev referred to as carrying value adjustment.
In November 2019, Ambev received a tax assessment from the Brazilian Federal Tax Authorities related to the interest on capital (“IOC”) deduction in 2014. The assessment refers primarily to the accounting and corporate effects of the restructuring carried out by Ambev in 2013 and its impact on the increase in the deductibility of IOC expenses. In August 2020, Ambev received a partially favorable decision at the first-level administrative court and filed an appeal to the Lower Administrative Court, which awaits judgement. The favorable portion of the decision is subject to mandatory review by the Lower Administrative Court.
In December 2020, Ambev received a new tax assessment related to the deduction of the IOC in 2015 and 2016. Ambev filed a defense against this new tax assessment in January 2021. In June 2021, Ambev received a partially favorable decision and filed an appeal to the Lower Administrative Court, which also awaits judgment. Similar to the first tax assessment, the favorable portion of the decision is also subject to mandatory review by the Lower Administrative Court.
In December 2022, Ambev received a new tax assessment related to the deduction of the IOC in 2017. Ambev filed a defense against this new tax assessment in January 2023. In September 2023, Ambev received a partially favorable decision at the first-level administrative court and filed an appeal to the Lower Administrative Court against the unfavorable portion of the decision. The favorable portion of the decision is subject to mandatory review by the Lower Administrative Court.
In November 2023, Ambev received a new tax assessment related to the deduction of the IOC in the periods 2018 to 2021. Ambev has filed a defense against this new tax assessment, which is pending decision by the first-level administrative court.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 27.4 billion Brazilian real (5.7 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
The uncertain tax position, as per IFRIC 23, continued to be adopted by Ambev as it also distributed or accrued IOC in the years following the assessed period (2022-2023) and deducted such amounts from its Corporate Income Taxes taxable basis. Therefore, in a scenario where the IOC deductibility would also be questioned for the period after 2021, on the same basis and arguments as the aforementioned tax assessments, Ambev management estimates that the outcome of such potential further assessments would be consistent with the already assessed periods.

In December 2023, Law No. 14,789/2023 (introduced in August 2023 as Provisional Measure No. 1,185), was enacted in Brazil, which changed the calculation basis for interest on equity effective as of 1 January 2024. As a result, effective as of 1 January 2024, the uncertain tax treatment, as per IFRIC 23, is limited only to Corporate Income Taxes calculated in accordance with rules and regulations in place prior to the enactment of Law No. 14,789/2023.
Disallowance on Income Tax deduction
In January 2020, Arosuco, a subsidiary of Ambev, received a tax assessment from the Brazilian Federal Tax Authorities regarding the disallowance of the income tax reduction benefit provided for in Provisional Measure No. 2199-14/2001, for calendar years 2015 to 2018, and an administrative defense was filed. In October 2020, the first-level administrative court rendered an unfavorable decision to Arosuco. Arosuco filed an appeal against the aforementioned decision.

The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 2.6 billion Brazilian real (0.5 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
This uncertain tax position, as per IFRIC 23, continued to be applied by the Company impacting calendar years following those assessed (2019-2023) in which it benefited from the income tax reduction provided for in Provisional Measure No. 2199-14/2001. In a scenario Arosuco is questioned on this matter for future periods, on the same basis and arguments as the aforementioned tax assessment, Arosuco management estimates that the outcome of such potential further assessments would be consistent with the already assessed periods.
In February 2024, Arosuco received a partially favorable, unanimous decision from CARF, which partially granted the appeal filed by Arosuco. The decision recognizes Arosuco’s full enjoyment of the tax benefit reduction provided by Provisional Measure No. 2199-14/2001, and only requires payment of a portion of the assessment related to the difference in calculation methodology between the tax authorities and Arosuco, as the taxpayer. The portion of the assessed amount as of 31 December 2023 related to the tax incentive is approximately
2.6
billion Brazilian real (0.5 billion US dollar), and the portion related to the calculation difference is approximately
0.02
billion Brazilian real (5 million US dollar). Arosuco awaits formal notification of this decision to assess any potential impacts on the probability of loss and take any additional necessary actions.
Tax Loss Offset
Ambev and certain of its subsidiaries received a number of assessments from the Brazilian Federal Tax Authorities relating to the offset of tax losses carried forward in the context of business combinations.
In February 2016, the Upper Administrative Court ruled unfavorably to Ambev in two of these cases, following which Ambev filed judicial proceedings. In September 2016, Ambev received a favorable first-level decision in one of the judicial claims which was confirmed by the second-level judicial court in December 2022. This decision was appealed by the tax authorities. In March 2017, Ambev received an unfavorable first-level decision with respect to the second judicial case and filed an appeal, which is pending judgment by the second-level judicial court.
In a third case, Ambev received an unfavorable decision from the Lower Administrative Court in June 2019. Ambev filed an appeal to the Upper Administrative Court, which was unfavorably decided against Ambev by a casting vote in February 2023. Due to the outcome of the judgment and considering the reductions provided for in Law No. 14,689/2023, Ambev opted to pay the assessment in December 2023, with the corresponding reductions.
The updated assessed amount related to this uncertain tax position as of 31 December 2023, as per IFRIC 23, is approximately 0.2 billion Brazilian real (0.1 billion US dollar). Ambev has not recorded any provisions for this matter based on the probability of loss.
ICMS VALUE ADDED TAX, EXCISE TAX (“IPI”) AND TAXES ON NET SALES
Manaus Free Trade Zone – IPI / Social contributions
In Brazil, goods manufactured within the Manaus Free Trade Zone intended for remittance elsewhere in Brazil are exempt and/ or zero-rated from excise tax (“IPI”) and social contributions (“PIS/COFINS”). With respect to IPI, Ambev’s subsidiaries have been registering IPI presumed tax credits upon the acquisition of exempted goods manufactured therein. Since 2009, Ambev has been receiving a number of tax assessments from the Brazilian Federal Tax Authorities relating to the disallowance of such credits.
Ambev and its subsidiaries have also been receiving charges from the Brazilian Federal Tax Authorities in relation to (i) federal taxes allegedly unduly offset with the disallowed presumed IPI excise tax credits that are under discussion in these proceedings and (ii) PIS/COFINS amounts allegedly due on Arosuco’s remittance to Ambev subsidiaries.

In April 2019, the Federal Supreme Court (“STF”) announced its judgment on Extraordinary Appeal No. 592.891/ /SP, with binding effect, deciding on the rights of taxpayers registering IPI excise tax presumed credits on acquisitions of raw materials and exempted inputs originating from the Manaus Free Trade Zone. As a result of this decision, Ambev reclassified part of the amounts related to the IPI cases as remote losses maintaining as possible losses only issues related to other additional discussions that were not included in the analysis of the STF. The cases are being challenged at both the administrative and judicial levels.
Ambev management estimates the possible loss related to these proceedings to be approximately 6.3 billion Brazilian real (1.3 billion US dollar) as of 31 December 2023. Ambev has not recorded any provision in connection therewith.
IPI Suspension
In 2014 and 2015, Ambev received tax assessments from the Brazilian Federal Tax Authorities relating to IPI allegedly due over remittances of manufactured goods to other related factories. The cases are being challenged at both the administrative and judicial levels. In July 2022, Ambev received the first judicial decision on this matter; the decision was unfavorable to Ambev and it filed an appeal. In July 2023, the Federal Court rendered its decision on the appeal, annulling the first level decision and ordering the production of technical evidence as requested by Ambev in order to demonstrate the proper collection of IPI. The federal government has filed motions for clarification against this decision, which are pending judgment by the Federal Court.
In October 2022
, the Upper Administrative Court rendered a partially favorable decision to Ambev in one of the cases related to this matter, which ordered a tax audit to determine the amount of the tax already effectively paid. The results of the tax audit, which were notified in January 2024, were partially favorable to Ambev, reducing 98% of the amount alleged to be owed by Ambev in this case. Ambev will file an appeal at the judicial level against the unfavorable portion of the decision.
Ambev management estimates the possible loss related to these assessments to be approximately 1.8 billion Brazilian real (0.4 billion US dollar) as of 31 December 2023. Ambev has not recorded any provision in connection therewith.
ICMS tax credits
Ambev is currently challenging tax assessments issued by the states of São Paulo, Rio de Janeiro, Minas Gerais, among others, questioning the legality of ICMS tax credits arising from transactions with companies that have tax incentives granted by other states. The cases are being challenged at both the administrative and judicial level of the courts. In August 2020, the STF issued a binding decision (Extraordinary Appeal No. 628.075) ruling that tax credits granted by the states in the context of the ICMS tax war shall be considered unlawful. The decision also recognized that the states should abide by the tax incentives validation process provided for in Complementary Law No. 160/17. This decision became final (and no longer subject to appeal) in December 2021.

With respect to the assessments issued by the State of São Paulo, Ambev received unfavorable decisions at the second administrative level in April, May and June 2022 and filed motions for reconsideration to the second administrative level. In September 2023, Ambev received partially favorable decisions related to the motions for reconsideration. The favorable portion of those decisions became final and is not subject to appeal, while the unfavorable portion is yet to be reviewed at the judicial level. In December 2023, the STF issued a binding decision (Claim of Non-compliance with a Fundamental Precept –
ADPF
No. 1004) holding that the unfavorable decisions regarding tax credits from the State of Amazonas issued by the State of São Paulo in 2022 are unconstitutional. Therefore, even though Ambev is not part of this trial at the STF, the central discussion has generated a positive impact on the Company’s assessments. Ambev management estimates the possible losses related to these assessments to be approximately
0.5
billion Brazilian real (
0.1
billion US dollar) as of 31 December 2023. Ambev has not recorded any provision in connection therewith.

In addition, in 2018 and 2021, Ambev received tax assessments from the States of Rio Grande do Sul and São Paulo charging alleged differences in ICMS due to the disallowance of credits arising from transactions with suppliers located in the Manaus Free Trade Zone. With regard to the assessment issued by the State of Rio Grande do Sul, Ambev received a favorable judgment at the second administrative level, which was amended by the third administrative level in favor of the tax authorities. This decision is not final and remains subject to appeal at the judicial level. With respect to the assessments issued by the State of São Paulo, Ambev received unfavorable decisions at the first administrative level. In these cases, Ambev has filed appeals at the second administrative level. In one of these cases, Ambev received an unfavorable decision from the second-level administrative authority, which is not final and has been appealed at a third-level authority. With regard to the other two cases, one is awaiting judgment, and the first-instance decision issued in respect of the other was cancelled, requiring a new trial to be held.
Ambev management estimates the possible losses related to these assessments to be approximately 0.8 billion Brazilian real (0.2 billion US dollar) as 31 December 2023.

ICMS-ST Trigger
Over the years, Ambev has received tax assessments to charge supposed ICMS differences considered due when the price of the products sold by Ambev is above the fixed price table basis established by the relevant states, cases in which the state tax authorities contend that the calculation basis should be based on a value-added percentage over the actual prices and not the fixed table price. Ambev is currently challenging those charges before the courts. The cases are being challenged at both the administrative and judicial levels.

Ambev management estimates the total possible loss related to this issue to be approximately
10.7
billion Brazilian real (
2.2
billion US dollar) as of 31 December 2023.

Ambev has not recorded any provision in connection therewith.
SOCIAL CONTRIBUTIONS
Since 2015, Ambev has received tax assessments issued by the Brazilian Federal Tax Authorities relating to PIS/COFINS amounts allegedly due over bonus products granted to its customers. The cases are being challenged at both the administrative and judicial levels of the courts. In 2019, 2020 and 2023, Ambev received final favorable decisions at the administrative level in some of these cases. In 2023, the Lower Administrative Court rendered favorable decisions to Ambev in two other cases and Ambev is awaiting formal notification of these decisions, which are not final and remain subject to appeal. At the judicial level, one case is pending decision by the second level judicial court after the first-level judicial court rendered an unfavorable decision to Ambev.

Ambev
 management estimates the possible loss related to these assessments to be approximately
1.8
billion Brazilian real (
0.4
billion US dollar) as of 31 December 2023. Ambev has not recorded any provisions for this matter.
AB INBEV’S TANZANIA TAX MATTERS

Tanzania Breweries Limited (“TBL”), a subsidiary of AB InBev in Tanzania, received a tax assessment for
850
billion Tanzanian shillings (
0.3
billion US dollar) related to income tax on the alleged capital gain derived from the change in underlying ownership of TBL which the Tanzania Revenue Authority claims was more than
50
% following the 2016 combination of SAB and AB InBev. TBL filed an appeal to the Tax Revenue Appeals Board. TBL believes that the assessment is without merit and will vigorously defend against the assessment. In accordance with IFRIC 23, no related provision has been made.

AB INBEV’S SOUTH AFRICA TAX MATTERS

The South African Revenue Service (“SARS”) conducted an audit of AB InBev’s South African subsidiary, the South African Breweries (Pty) Ltd. (“SAB”), in relation to the 2017 repurchase of SAB’s equity stake in Coca-Cola Beverages Africa (Pty) Ltd (“CCBA”), the Coca-Cola bottling business in Africa, by CCBA. The assessment from SARS claims that SAB owes
6.4
billion South African Rand (
0.3
billion US dollar) in taxes plus penalties and interest, which as at the time of assessment totals
17.7
billion Rand (
1
billion US dollar). The repurchase transaction also included an indemnity for certain tax liabilities of CCBA. CCBA has notified SAB that CCBA has received an assessment from SARS for
8.9
billion Rand (
0.5
billion US dollar). Both of these assessments are contested, but SAB may be required to secure or pre-pay some or all of the amounts assessed, pending the outcome of the challenge and any appeal(s). In accordance with IFRIC 23, no related provision for these matters has been made based on the probability of loss.
OTHER TAX MATTERS

In February 2015, the European Commission opened an in-depth state aid investigation into the Belgian excess profit ruling system. On 11 January 2016, the European Commission adopted a negative decision finding that the Belgian excess profit ruling system constitutes an aid scheme incompatible with the internal market and ordering Belgium to recover the incompatible aid from a number of aid beneficiaries. The Belgian authorities contacted the companies that had benefitted from the system and advised each company of the amount of incompatible aid that is potentially subject to recovery. The European Commission’s decision was appealed to the European Union’s General Court by Belgium on 22 March 2016 and by AB InBev on 12 July 2016. On 14 February 2019, the European General Court concluded that the Belgian excess profit ruling system does not constitute illegal state aid. The European Commission appealed the judgment to the European Court of Justice. The public hearing in the framework of the appeal proceedings took place on 24 September 2020 and AB InBev was heard as an intervening party.

On 3 December 2020, the Advocate General (AG) of the European Court of Justice presented her non-binding opinion on the appeal procedure related to the 11 January 2016 opening decision, stating that, contrary to the 14 February 2019 judgment of the European General Court, the Belgian excess profit ruling system would fulfil the legal requirements for an “aid scheme”. In the initial European General Court judgment, the court limited itself to finding the Belgian excess profit rulings were not an “aid scheme”, but did not consider whether they constituted State aid. Consequently, the AG advised the European Court of Justice to refer the case back to the European General Court to review whether the Belgian excess profit rulings constitute State aid. On 16 September 2021, the European Court of Justice agreed with the AG and concluded that the excess profit ruling system constitutes an aid scheme and set aside the judgment of the European General Court. The case was referred back to the European General Court to decide whether the Belgian excess profit ruling system constitutes illegal State aid as well as the other remaining open issues in the appeal. On 20 September 2023, the European General Court upheld the European Commission’s decision. That judgment has been appealed by AB InBev and other parties to the European Court of Justice.
Following the initial annulment of the European Commission’s decision by the European General Court in 2019, the European Commission opened new state aid investigations into the individual Belgian tax rulings, including the one issued to AB InBev in September 2019, to remedy the concerns that had led to the annulment. These investigations relate to the same rulings that were the subject of the European Commission’s decision issued on 11 January 2016. AB InBev has filed its observations in respect of the opening decisions with the European Commission. On 28 October 2021, the European Commission stayed the new state aid investigations into the individual Belgian tax rulings pending final resolution of the case.
In addition, the Belgian tax authorities have also questioned the validity and the actual application of the excess profit ruling that was issued in favor of AB InBev and have refused the actual tax exemption which it confers. AB InBev has filed a court claim against such decision before the Brussels court of first instance which ruled in favor of AB InBev on 21 June 2019, and again on 9 July 2021 for subsequent years. The Belgian tax authorities appealed both judgments.

In January 2019
, AB InBev deposited 68 million euro (75 million US dollar) on a blocked account. Depending on the final outcome of the European Court procedures on the Belgian excess profit ruling system, as well as the pending Belgian court cases, this amount will either be slightly modified, or released back to the company or paid over to the Belgian State. In connection with the European Court procedures, AB InBev recognized a provision of 68 million euro (75 million US dollar) in 2020.
CERBUCO BREWING ARBITRATION

Cerbuco Brewing Inc., (“Cerbuco”) a Canadian subsidiary of Ambev, owns a
50
% equity ownership in Cerveceria Bucanero S.A. (“Bucanero”), a joint venture in Cuba. In 2021, Cerbuco initiated an arbitration proceeding at the International Chamber of Commerce (“ICC”), relating to the potential breach of certain obligations relating to the joint venture, with the terms of reference being formally executed in 2022. Depending on the outcome of the arbitration, there may be an impact on Cerbuco’s rights. As a result, Ambev’s ability to continue consolidating Bucanero into its financial statements may also be affected. The financial impact has not yet been ascertained, as it depends on the outcome of the arbitration.

WARRANTS

Certain holders of warrants issued by Ambev in 1996 for exercise in 2003 proposed lawsuits to subscribe correspondent shares for an amount lower than Ambev considers as established upon the warrant issuance. The holders of these warrants claimed that they should receive the dividends relative to these shares since 2003, approximately
1.2
billion Brazilian real (
0.2
billion US dollar) in addition to legal fees. Among the seven cases related to this topic, one was settled in previous years. Five cases have been finally resolved favorably to Ambev, with three of these decided in the second quarter of 2023. The last case was ruled favorably to Ambev by the Superior Court of Justice and the decision became final in September 2023. With the closure of the last case, this litigation has ended completely in favor of the Company.
No
provisions have been made in connection with this litigation.

PROPOSED CLASS ACTION IN QUEBEC

Labatt and other third-party defendants have been named in a proposed class action lawsuit in the Superior Court of Quebec seeking unquantified compensatory and punitive damages. The plaintiffs allege that the defendants failed to warn of certain specific health risks of consuming defendants’ alcoholic beverages. A sub-class of plaintiffs further alleges that their diseases were caused by the consumption of defendants’ products. The proposed class action has not yet been authorized by the Superior Court.